Taxes (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ (9,945)	$ (5,918)
Deferred tax assets	965	832
Deferred tax liabilities	$ (10,910)	(6,750)
Depreciation Amortization And Write Offs Of Assets [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Exploration and decommissioning costs
Total	$ (6,296)	(6,587)
Amortization Impairment Reversals Write Offs Assets [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Impairment
Total	$ 4,203	3,602
Depreciation Amortization And Write Offs Of Assets One [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Right-of-use assets
Total	$ (9,369)	(5,611)
Depreciation Amortization And Write Offs Of Assets Two [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - depreciation methods and capitalized borrowing costs
Total	$ (18,784)	(15,438)
Payments Receipts Considerations [Member]
IfrsStatementLineItems [Line Items]
Nature	Loans, trade and other receivables / payables and financing
Total	$ (2,479)	810
Appropriation Of The Considerations [Member]
IfrsStatementLineItems [Line Items]
Nature	Leasings
Total	$ 9,240	6,045
Payments And Use Of Provisions [Member]
IfrsStatementLineItems [Line Items]
Nature	Provision for decommissioning costs
Total	$ 8,010	6,745
Payments And Use Of Provisions One [Member]
IfrsStatementLineItems [Line Items]
Nature	Provision for legal proceedings
Total	$ 954	885
Taxable Income Compensation [Member]
IfrsStatementLineItems [Line Items]
Nature	Tax loss carryforwards
Total	$ 1,140	914
Sales Writedowns And Losses [Member]
IfrsStatementLineItems [Line Items]
Nature	Inventories
Total	$ 411	333
Payments And Use Provisions [Member]
IfrsStatementLineItems [Line Items]
Nature	Employee Benefits
Total	$ 2,036	1,518
Others [Member]
IfrsStatementLineItems [Line Items]
Nature	Others
Total	$ 989	$ 866